Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Income Tax Disclosure [Abstract]
Net loss for the period	$ (896,797)	$ (88,239)	$ (3,752,751)	$ (2,685,782)
Federal and state income tax rates			21.00%	26.45%
Expected income tax recovery			$ (788,078)	$ (710,389)
Permanent differences			1,342,979	528,510
Change in estimates and others			120,554	225,902
Change in tax rates			178,289	(725,324)
Change in benefit not recognized			(853,744)	(223,421)
Total income tax recovery			$ 0	$ (904,722)